EMPLOYEE BENEFIT PLANS, Pension Plans with Accumulated Benefit Obligations and Projected Benefit Obligations in Excess of Plan Assets (FY) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accumulated Benefit Obligation in Excess of Plan Assets [Abstract]
Projected benefit obligation	$ 549	$ 501
Accumulated benefit obligation	506	463
Fair value of plan assets	137	125
Benefit Obligation in Excess of Plan Assets [Abstract]
Projected benefit obligation	690	616
Accumulated benefit obligation	630	564
Fair value of plan assets	270	228
Pension Plan [Member]
Employee Benefit Plans [Abstract]
Cash contributions to defined benefit pension plans	$ 36	$ 45	$ 44
United States [Member] | Pension Plan [Member]
Employee Benefit Plans [Abstract]
Percentage of projected benefit obligation	9.00%
Foreign Plan [Member] | Pension Plan [Member]
Employee Benefit Plans [Abstract]
Percentage of projected benefit obligation	91.00%